FINANCIAL INSTRUMENTS (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts		R$ (672,280)
Income tax and social contribution on cash flow hedge accounting		228,575
Fair Value of cash flow accounting - Platts, net		R$ (443,705)
Movement [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	R$ 1,125,186
Income tax and social contribution on cash flow hedge accounting	(382,563)
Fair Value of cash flow accounting - Platts, net	742,623
Realization [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	(452,906)
Income tax and social contribution on cash flow hedge accounting	153,988
Fair Value of cash flow accounting - Platts, net	R$ (298,918)